Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net Income (Loss) Attributable to Parent	$ 94	$ 409	$ 359	$ (46)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(447)	(171)	888
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(353)	238	1,247	255
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(430)	(173)	890	329
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(18)	0	0	(28)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1	2	(2)	0
AOCI Attributable to Parent [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (447)	$ (171)	$ 888	$ 301